UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.7%
Security	Principal Amount	Value

CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600,000	$3,649,009

Pnmac Gmsr Issuer Trust:

Series 2018-GT1, Class A, 2.956%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	9,000,000	8,999,769

Series 2018-GT2, Class A, 2.756%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	8,064,000	8,036,523

Total Asset-Backed Securities (identified cost $20,662,881)		$20,685,301

Collateralized Mortgage Obligations — 0.5%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$8,812	$9,147

Series 1548, Class Z, 7.00%, 7/15/23	15,447	16,316

Series 1650, Class K, 6.50%, 1/15/24	111,011	117,962

Series 1817, Class Z, 6.50%, 2/15/26	23,915	26,093

Series 1927, Class ZA, 6.50%, 1/15/27	93,142	102,567

Series 2344, Class ZD, 6.50%, 8/15/31	283,979	327,633

Series 2458, Class ZB, 7.00%, 6/15/32	548,673	646,134

Interest Only:(3)

Series 4791, Class JI, 4.0%, 5/15/48	9,310,623	1,246,337

		$2,492,189

Federal National Mortgage Association:

Series G48, Class Z, 7.10%, 12/25/21	$10,254	$10,337

Series G92-60, Class Z, 7.00%, 10/25/22	35,221	36,072

Series G93-1, Class K, 6.675%, 1/25/23	44,670	46,091

Series G94-7, Class PJ, 7.50%, 5/17/24	95,454	101,774

Series 1992-180, Class F, 1.256%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	48,977	49,217

Series 1993-16, Class Z, 7.50%, 2/25/23	47,390	49,679

Series 1993-79, Class PL, 7.00%, 6/25/23	27,948	29,506

Series 1993-104, Class ZB, 6.50%, 7/25/23	13,281	14,004

Series 1993-121, Class Z, 7.00%, 7/25/23	216,702	229,175

Series 1993-141, Class Z, 7.00%, 8/25/23	47,956	50,752

Series 1994-42, Class ZQ, 7.00%, 4/25/24	369,962	396,905

Series 1994-79, Class Z, 7.00%, 4/25/24	63,373	67,887

Series 1994-89, Class ZQ, 8.00%, 7/25/24	76,582	84,179

Series 1996-35, Class Z, 7.00%, 7/25/26	25,132	27,696

Series 1998-16, Class H, 7.00%, 4/18/28	108,020	122,969

Series 1998-44, Class ZA, 6.50%, 7/20/28	186,179	210,533

Series 1999-25, Class Z, 6.00%, 6/25/29	200,539	225,124

Series 2000-2, Class ZE, 7.50%, 2/25/30	45,615	52,232

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 2000-49, Class A, 8.00%, 3/18/27	$135,528	$150,274

Series 2001-31, Class ZA, 6.00%, 7/25/31	1,535,702	1,725,397

Series 2001-74, Class QE, 6.00%, 12/25/31	417,256	475,668

Series 2009-48, Class WA, 5.851%, 7/25/39(4)	2,074,098	2,323,189

Series 2011-38, Class SA, 13.182%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(2)(5)	2,216,125	2,966,470

Interest Only:(3)

Series 424, Class C8, 3.50%, 2/25/48	10,664,371	1,285,257

Series 2018-21, Class IO, 3.00%, 4/25/48	9,159,561	858,046

Series 2018-58, Class BI, 4.00%, 8/25/48	1,487,853	204,535

		$11,792,968

Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	$21,203	$22,360

		$22,360

Total Collateralized Mortgage Obligations (identified cost $25,919,586)		$14,307,517

U.S. Government Agency Mortgage-Backed Securities — 2.3%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.57%, (1 yr. CMT + 2.31%), with maturity at 2036(6)	$713,139	$749,618

2.792%, (COF + 1.25%), with maturity at 2035(6)	892,818	916,982

3.206%, (COF + 2.39%), with maturity at 2023(6)	7,816	7,873

4.025%, (COF + 1.25%), with maturity at 2029(6)	8,366	8,851

4.383%, (COF + 1.25%), with maturity at 2030(6)	185,317	197,214

4.50%, with maturity at 2035	162,101	178,378

6.00%, with various maturities to 2035	4,417,390	5,098,145

6.50%, with various maturities to 2032	4,963,996	5,733,594

6.60%, with maturity at 2030	481,981	554,753

7.00%, with various maturities to 2036	6,752,175	7,777,548

7.31%, with maturity at 2026	13,385	14,515

7.50%, with various maturities to 2035	2,760,345	3,105,863

7.95%, with maturity at 2022	9,718	10,056

8.00%, with various maturities to 2030	628,260	678,533

8.50%, with maturity at 2025	19,792	22,226

9.00%, with various maturities to 2027	43,702	47,463

9.50%, with maturity at 2027	29,319	32,679

		$25,134,291

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association:

1.66%, (COF + 1.25%), with maturity at 2027(6)	$58,195	$58,759

1.71%, (COF + 1.25%), with various maturities to 2033(6)	1,136,318	1,148,613

1.857%, (COF + 1.40%), with maturity at 2025(6)	220,139	221,823

2.057%, (COF + 1.60%), with maturity at 2024(6)	85,868	86,581

2.275%, (1 yr. CMT + 2.15%), with maturity at 2028(6)	83,037	85,464

3.312%, (COF + 1.25%), with maturity at 2034(6)	363,015	378,593

3.366%, (COF + 1.25%), with maturity at 2035(6)	949,414	978,012

3.874%, (COF + 1.78%), with maturity at 2035(6)	1,592,194	1,683,794

6.00%, with various maturities to 2035	14,704,708	17,118,106

6.331%, (COF + 2.00%, Floor 6.332%), with maturity at 2032(6)	394,224	437,404

6.50%, with various maturities to 2038	5,830,931	6,651,766

7.00%, with various maturities to 2035	9,690,353	11,270,970

7.50%, with various maturities to 2027	36,681	38,837

7.725%, (1 yr. CMT + 2.15%), with maturity at 2025(6)	11,863	12,591

8.00%, with maturity at 2026	3,860	3,990

8.50%, with various maturities to 2037	1,163,931	1,363,213

9.00%, with various maturities to 2032	128,721	143,437

9.285%, with maturity at 2028	90	93

9.50%, with various maturities to 2031	41,238	45,231

9.535%, with maturity at 2027	1,074	1,174

10.50%, with maturity at 2029	23,044	27,179

11.50%, with maturity at 2031	97,534	117,597

		$41,873,227

Government National Mortgage Association:

2.125%, (1 yr. CMT + 1.50%), with maturity at 2024(6)	$87,400	$89,004

6.50%, with various maturities to 2032	240,351	271,215

7.00%, with various maturities to 2031	444,299	502,298

7.50%, with various maturities to 2028	62,433	68,765

8.00%, with various maturities to 2023	25,979	27,251

9.00%, with maturity at 2025	7,649	8,149

9.50%, with maturity at 2021	62	62

		$966,744

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $63,609,944)		$67,974,262

U.S. Government Guaranteed Small Business Administration Loans(7)(8) — 0.8%
Security	Principal Amount (000’s omitted)	Value

1.11%, 9/15/42	$1,637	$64,769

1.41%, 9/15/42	1,097	56,261

1.66%, 8/15/42 to 4/15/43	7,101	428,898

1.91%, 8/15/42 to 4/15/43	13,009	909,883

1.93%, 3/15/41 to 5/15/42	2,076	145,554

1.96%, 9/15/42	2,861	189,683

2.11%, 8/15/42 to 9/15/42	5,927	450,766

2.16%, 2/15/42 to 4/15/43	15,885	1,293,312

2.21%, 9/15/42	2,590	200,049

2.28%, 3/15/43	2,720	266,407

2.36%, 9/15/42	1,926	165,355

2.38%, 2/15/41	646	49,503

2.39%, 7/15/39	987	77,470

2.41%, 7/15/42 to 4/15/43	21,356	2,001,599

2.46%, 3/15/28 to 4/15/43	6,377	518,416

2.53%, 6/15/36	830	71,585

2.56%, 5/15/37	1,343	112,625

2.61%, 9/15/42	2,852	280,878

2.63%, 11/15/36	597	51,440

2.66%, 4/15/43	7,987	843,085

2.71%, 7/15/27 to 9/15/42	9,168	842,470

2.74%, 10/4/23 to 8/25/42(9)	14,288	1,240,691

2.91%, 10/15/42 to 4/15/43	16,019	1,865,490

2.93%, 4/15/42	925	113,907

2.96%, 7/15/27 to 2/15/43	7,590	650,302

2.99%, 2/15/29	811	53,459

3.16%, 9/15/42 to 4/15/43	6,265	839,849

3.21%, 6/15/27 to 3/15/43	7,558	863,411

3.36%, 12/28/26 to 8/17/42(9)	30,094	2,490,642

3.41%, 3/15/43 to 4/15/43	7,572	1,004,614

3.46%, 3/15/27 to 9/15/42	4,552	530,650

3.66%, 1/15/43 to 6/15/43	8,518	1,323,750

3.69%, 3/15/43	1,324	233,621

3.71%, 3/15/28 to 10/15/42	9,578	1,031,055

3.78%, 5/15/27 to 9/15/42	3,969	527,152

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $23,683,816)		$21,788,601

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.1%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.1%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$3,412,237

Total Bermuda			$3,412,237

Total Convertible Bonds (identified cost $3,339,174)			$3,412,237

Foreign Corporate Bonds — 4.3%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.3%

YPF S.A.:

4.00% to 1/1/23, 2/12/26(1)(10)	USD	9,379	$7,587,893

4.00% to 1/1/23, 2/12/26(10)(11)	USD	43	35,156

6.95%, 7/21/27(11)	USD	992	612,729

8.50%, 7/28/25(11)	USD	528	383,882

Total Argentina			$8,619,660

Armenia — 0.3%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(11)	USD	8,832	$8,798,880

Total Armenia			$8,798,880

Belarus — 0.1%

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(11)	USD	2,019	$2,208,685

Total Belarus			$2,208,685

Brazil — 0.4%

Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28(11)	USD	2,110	$2,208,168

Braskem Netherlands Finance BV, 5.875%, 1/31/50(11)	USD	638	667,259

Guara Norte S.a.r.l., 5.198%, 6/15/34(11)	USD	1,178	1,188,572

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(11)	USD	2,869	2,839,918

Vale S.A., 2.762%(12)(28)	BRL	42,422	4,529,511

Total Brazil			$11,433,428

Bulgaria — 0.3%

Eurohold Bulgaria AD, 6.50%, 12/7/22(11)	EUR	9,200	$10,452,358

Total Bulgaria			$10,452,358

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.3%

Georgia Capital JSC, 6.125%, 3/9/24(11)	USD	6,762	$6,864,782

Silknet JSC, 11.00%, 4/2/24(11)	USD	2,470	2,687,879

Total Georgia			$9,552,661

Greece — 0.2%

Ellaktor Value PLC, 6.375%, 12/15/24(11)	EUR	4,445	$5,004,388

Total Greece			$5,004,388

Iceland — 0.7%

Arion Banki HF, 6.00%, 4/12/24(11)	ISK	1,000,000	$8,717,519

Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	7,468,574

Landsbankinn HF, 5.00%, 11/23/23(11)	ISK	560,000	4,722,325

WOW Air HF:

0.00% (12)(13)(14)	EUR	79	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(13)(14)	EUR	3,600	0

Total Iceland			$20,908,418

India — 0.0%(15)

Reliance Communications, Ltd., 6.50%, 11/6/20(11)(13)	USD	1,800	$166,500

Total India			$166,500

Indonesia — 0.4%

Alam Sutera Realty Tbk PT:

6.00%, (6.00% cash or 6.25% PIK), 5/2/24(16)	USD	1,675	$1,340,000

6.25%, (6.25% cash or 6.50% PIK), 11/2/25(11)(16)	USD	5,025	3,894,375

Bayan Resources Tbk PT, 6.125%, 1/24/23(11)	USD	5,385	5,648,246

Total Indonesia			$10,882,621

Mexico — 0.2%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(11)	USD	993	$250,733

10.00%, 12/19/22(11)	USD	1,849	434,533

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(11)	USD	781	705,548

Petroleos Mexicanos, 6.75%, 9/21/47	USD	3,700	3,276,202

Total Mexico			$4,667,016

Moldova — 0.2%

Aragvi Finance International DAC, 8.45%, 4/29/26(11)	USD	5,849	$6,028,506

Total Moldova			$6,028,506

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(11)	USD	3,306	$3,396,915

Total Nigeria			$3,396,915

Paraguay — 0.2%

Frigorifico Concepcion S.A., 10.25%, 1/29/25(11)	USD	4,725	$4,854,937

Total Paraguay			$4,854,937

Peru — 0.0%(15)

PetroTal Corp., 12.00%, 2/16/24(1)(11)	USD	900	$904,500

Total Peru			$904,500

South Africa — 0.1%

Petra Diamonds US Treasury PLC, 10.50%, 3/8/26(11)	USD	2,474	$2,424,520

Total South Africa			$2,424,520

United Arab Emirates — 0.1%

NBK Tier 1 Financing, Ltd., 3.625% to 8/24/26(11)(12)(17)	USD	1,765	$1,764,568

Total United Arab Emirates			$1,764,568

Uzbekistan — 0.4%

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(11)	UZS	143,000,000	$13,487,660

Total Uzbekistan			$13,487,660

Total Foreign Corporate Bonds (identified cost $128,872,873)			$125,556,221

Loan Participation Notes — 1.7%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 1.7%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(11)(14)(18)	UZS	293,470,000	$27,760,622

Security		Principal Amount (000’s omitted)	Value

Uzbekistan (continued)

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(11)(14)(18)	UZS	248,781,000	$23,518,162

Total Uzbekistan			$51,278,784

Total Loan Participation Notes (identified cost $53,971,737)			$51,278,784

Senior Floating-Rate Loans — 0.0%(15)
Borrower/Description		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(15)

Desarrolladora Energética S.A., Term Loan, 9.50%, 7/18/20(13)(14)(19)		$1,825	$603,245

Total Argentina			$603,245

Total Senior Floating-Rate Loans (identified cost $1,460,995)			$603,245

Sovereign Government Bonds — 48.7%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.5%

Provincia de Buenos Aires/Government Bonds:

4.00%, 5/15/35(11)	USD	2,106	$889,681

6.50%, 2/15/23(11)	USD	4,751	1,983,590

7.875%, 6/15/27(11)	USD	12,680	5,515,927

9.125%, 3/16/24(11)	USD	7,494	3,241,230

9.625%, 4/18/28(11)	USD	917	430,990

9.95%, 6/9/21(11)	USD	5,281	2,442,462

Total Argentina			$14,503,880

Australia — 0.8%

Australia Government Bond:

1.50%, 6/21/31(11)	AUD	21,500	$16,274,021

1.75%, 6/21/51(11)	AUD	11,000	6,874,778

Total Australia			$23,148,799

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Bahrain — 0.9%

Kingdom of Bahrain:

5.45%, 9/16/32(11)	USD	10,100	$10,046,975

6.00%, 9/19/44(11)	USD	4,528	4,245,226

6.25%, 1/25/51(11)	USD	8,276	7,778,240

7.50%, 9/20/47(11)	USD	3,492	3,700,717

Total Bahrain			$25,771,158

Barbados — 1.0%

Government of Barbados, 6.50%, 10/1/29(11)	USD	28,151	$28,784,091

Total Barbados			$28,784,091

Belarus — 0.5%

Republic of Belarus:

5.875%, 2/24/26(11)	USD	7,310	$7,099,370

6.875%, 2/28/23(11)	USD	6,700	6,854,803

Total Belarus			$13,954,173

Benin — 0.7%

Benin Government International Bond, 6.875%, 1/19/52(11)	EUR	16,930	$21,463,201

Total Benin			$21,463,201

Costa Rica — 0.1%

Titulo Propiedad UD, 1.00%, 1/12/22(20)	CRC	1,695,853	$2,685,765

Total Costa Rica			$2,685,765

Croatia — 1.1%

Croatia Government International Bond, 1.75%, 3/4/41(11)	EUR	26,466	$32,159,995

Total Croatia			$32,159,995

Dominican Republic — 1.9%

Dominican Republic:

5.30%, 1/21/41(11)	USD	9,230	$9,405,370

5.875%, 1/30/60(1)	USD	869	870,086

5.875%, 1/30/60(11)	USD	9,900	9,912,375

6.40%, 6/5/49(11)	USD	3,137	3,429,525

8.90%, 2/15/23(11)	DOP	383,700	7,046,312

9.75%, 6/5/26(11)	DOP	1,272,550	24,785,066

Total Dominican Republic			$55,448,734

Security		Principal Amount (000’s omitted)	Value

Ecuador — 0.0%(15)

Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(10)(11)	USD	1,709	$854,344

Total Ecuador			$854,344

Egypt — 4.8%

Arab Republic of Egypt:

6.375%, 4/11/31(11)	EUR	32,648	$41,055,810

8.15%, 11/20/59(11)	USD	22,755	22,576,373

8.70%, 3/1/49(11)	USD	19,432	20,307,353

Egypt Government Bond:

14.06%, 1/12/26	EGP	391,915	24,818,194

14.483%, 4/6/26	EGP	217,604	13,930,109

14.556%, 10/13/27	EGP	292,422	18,746,645

Total Egypt			$141,434,484

Georgia — 0.5%

Georgia Treasury Bond:

7.00%, 5/30/24	GEL	25,057	$6,836,105

7.375%, 9/27/23	GEL	5,820	1,620,905

8.125%, 1/25/23	GEL	2,922	837,663

9.375%, 4/9/22	GEL	22,758	6,641,323

Total Georgia			$15,935,996

Iceland — 2.5%

Republic of Iceland:

5.00%, 11/15/28	ISK	2,056,236	$18,050,854

6.50%, 1/24/31	ISK	5,641,242	54,851,981

Total Iceland			$72,902,835

Indonesia — 2.8%

Indonesia Government Bond:

6.50%, 2/15/31	IDR	308,686,000	$21,429,583

7.00%, 9/15/30	IDR	328,345,000	23,510,820

7.50%, 6/15/35	IDR	540,000,000	38,669,906

7.50%, 4/15/40	IDR	8,910,000	633,446

Total Indonesia			$84,243,755

Ivory Coast — 1.4%

Ivory Coast Government International Bond:

4.875%, 1/30/32(11)	EUR	3,666	$4,434,707

5.25%, 3/22/30(11)	EUR	10,453	13,241,970

6.625%, 3/22/48(11)	EUR	12,355	15,546,130

6.875%, 10/17/40(11)	EUR	5,248	6,839,459

Total Ivory Coast			$40,062,266

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Jordan — 0.6%

Jordan Government International Bond:

5.85%, 7/7/30(11)	USD	1,638	$1,703,145

7.375%, 10/10/47(11)	USD	15,500	16,335,372

Total Jordan			$18,038,517

Lebanon — 0.3%

Lebanese Republic:

6.25%, 11/4/24(11)(13)	USD	7,663	$981,860

6.25%, 6/12/25(11)(13)	USD	2,947	380,234

6.40%, 5/26/23(13)	USD	7,625	984,083

6.65%, 4/22/24(11)(13)	USD	14,836	1,897,673

6.65%, 11/3/28(11)(13)	USD	3,522	452,154

6.65%, 2/26/30(11)(13)	USD	453	58,131

6.75%, 11/29/27(11)(13)	USD	194	25,052

6.85%, 3/23/27(11)(13)	USD	7,024	918,627

6.85%, 5/25/29(13)	USD	9,973	1,265,374

7.00%, 12/3/24(13)	USD	3,446	437,780

7.00%, 3/20/28(11)(13)	USD	5,989	753,506

7.05%, 11/2/35(11)(13)	USD	1,463	188,274

7.15%, 11/20/31(11)(13)	USD	4,621	590,009

8.20%, 5/17/33(13)	USD	1,595	198,976

8.25%, 4/12/21(11)(13)	USD	1,000	127,500

8.25%, 5/17/34(13)	USD	1,326	168,574

Total Lebanon			$9,427,807

Macedonia — 0.2%

North Macedonia Government International Bond, 1.625%, 3/10/28(11)	EUR	5,036	$5,870,048

Total Macedonia			$5,870,048

Malaysia — 1.6%

Malaysia Government Bond:

3.726%, 3/31/26	MYR	80,580	$20,629,264

3.955%, 9/15/25	MYR	99,820	25,721,930

Total Malaysia			$46,351,194

New Zealand — 1.0%

New Zealand Government Bond:

2.50%, 9/20/35(11)(20)	NZD	12,243	$11,251,928

3.00%, 9/20/30(11)(20)	NZD	18,705	17,325,580

Total New Zealand			$28,577,508

Security		Principal Amount (000’s omitted)	Value

Oman — 0.1%

Oman Government International Bond, 3.625%, 6/15/21(11)	USD	3,600	$3,609,094

Total Oman			$3,609,094

Pakistan — 0.8%

Islamic Republic of Pakistan:

6.00%, 4/8/26(11)	USD	5,140	$5,292,787

7.375%, 4/8/31(11)	USD	11,940	12,566,850

8.875%, 4/8/51(11)	USD	4,270	4,587,944

Total Pakistan			$22,447,581

Peru — 0.6%

Peru Government Bond, 6.95%, 8/12/31	PEN	64,170	$19,002,061

Total Peru			$19,002,061

Philippines — 1.4%

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$41,886,122

Total Philippines			$41,886,122

Romania — 3.5%

Romania Government International Bond:

2.625%, 12/2/40(11)	EUR	3,639	$4,298,315

2.75%, 4/14/41(11)	EUR	6,915	8,187,190

3.375%, 1/28/50(11)	EUR	33,546	42,257,263

4.625%, 4/3/49(11)	EUR	32,498	48,446,624

Total Romania			$103,189,392

Rwanda — 0.0%(15)

Republic of Rwanda, 6.625%, 5/2/23(11)	USD	579	$612,924

Total Rwanda			$612,924

Serbia — 4.2%

Serbia Treasury Bond:

4.50%, 1/11/26	RSD	1,226,350	$13,733,233

4.50%, 8/20/32	RSD	1,825,810	20,781,403

5.875%, 2/8/28	RSD	7,189,920	89,205,055

Total Serbia			$123,719,691

South Africa — 2.1%

Republic of South Africa, 10.50%, 12/21/26	ZAR	774,681	$61,050,355

Total South Africa			$61,050,355

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Suriname — 0.6%

Republic of Suriname, 9.25%, 10/26/26(11)	USD	26,914	$19,243,510

Total Suriname			$19,243,510

Thailand — 2.7%

Thailand Government Bond:

1.25%, 3/12/28(11)(20)	THB	2,451,785	$77,235,256

2.875%, 6/17/46	THB	112,400	3,720,468

Total Thailand			$80,955,724

Tunisia — 0.1%

Banque Centrale de Tunisie International Bond:

5.625%, 2/17/24(11)	EUR	2,257	$2,585,776

6.75%, 10/31/23(11)	EUR	662	775,737

Total Tunisia			$3,361,513

Ukraine — 8.1%

Ukraine Government International Bond:

0.00%, GDP-Linked, 5/31/40(1)(11)(21)	USD	16,642	$17,613,976

10.00%, 8/23/23	UAH	696,196	23,613,011

11.67%, 11/22/23	UAH	693,998	24,410,728

15.84%, 2/26/25	UAH	4,506,371	174,442,833

Total Ukraine			$240,080,548

Uruguay — 1.0%

Republic of Uruguay:

3.875%, 7/2/40(20)	UYU	832,116	$22,065,118

9.875%, 6/20/22(11)	UYU	272,785	6,443,177

Total Uruguay			$28,508,295

Uzbekistan — 0.1%

Republic of Uzbekistan, 14.50%, 11/25/23(11)	UZS	23,580,000	$2,267,072

Total Uzbekistan			$2,267,072

Zambia — 0.2%

Republic of Zambia:

5.375%, 9/20/22(11)	USD	7,429	$4,507,338

8.50%, 4/14/24(11)	USD	1,344	828,061

8.97%, 7/30/27(11)	USD	1,345	820,458

Total Zambia			$6,155,857

Total Sovereign Government Bonds (identified cost $1,400,926,813)			$1,437,708,289

Sovereign Loans — 2.3%
Borrower		Principal Amount (000’s omitted)	Value

Kenya — 0.6%

Government of Kenya:

Term Loan, 6.714%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)		$15,674	$16,010,903

Term Loan, 6.911%, (6 mo. USD LIBOR + 6.70%), 10/24/24(2)		2,033	2,065,893

Total Kenya			$18,076,796

Macedonia — 0.2%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 12/16/22(2)(22)	EUR	4,400	$5,299,119

Total Macedonia			$5,299,119

Nigeria — 0.6%

Bank of Industry Limited, Term Loan, 6.184%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(22)		$19,000	$19,129,295

Total Nigeria			$19,129,295

Tanzania — 0.9%

Government of the United Republic of Tanzania, Term Loan, 5.461%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)		$25,346	$25,955,000

Total Tanzania			$25,955,000

Total Sovereign Loans (identified cost $66,789,968)			$68,460,210

Common Stocks — 2.9%
Security		Shares	Value

Argentina — 0.0%(15)

IRSA Inversiones y Representaciones S.A. ADR(23)		122,796	$469,081

Transportadora de Gas del Sur S.A. ADR(23)		108,527	492,712

Total Argentina			$961,793

Brazil — 0.3%

Petroleo Brasileiro S.A. ADR		1,078,000	$9,141,440

Total Brazil			$9,141,440

Colombia — 0.0%(15)

Bancolombia S.A.		27,319	$203,220

Total Colombia			$203,220

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(23)	4,401,002	$5,462,106

Total Cyprus		$5,462,106

Egypt — 0.1%

Taaleem Management Services Co. SAE(23)	9,039,600	$3,128,648

Total Egypt		$3,128,648

Georgia — 0.2%

Georgia Capital PLC(23)	776,696	$6,039,020

Total Georgia		$6,039,020

Greece — 0.4%

Alpha Services and Holdings S.A.(23)	1,247,900	$1,979,256

Eurobank Ergasias Services and Holdings S.A.(23)	2,679,600	2,529,221

Hellenic Telecommunications Organization S.A.	86,871	1,473,125

JUMBO S.A.	67,891	1,268,329

National Bank of Greece S.A.(23)	776,900	2,420,601

OPAP S.A.	122,204	1,874,137

Piraeus Financial Holdings S.A.(23)	43,448	113,154

Total Greece		$11,657,823

Iceland — 0.6%

Arion Banki HF(1)	5,194,553	$5,352,770

Eik Fasteignafelag HF(23)	19,600,022	1,592,067

Eimskipafelag Islands HF	1,190,009	3,003,761

Hagar HF(23)	5,204,459	2,439,095

Reginn HF(23)	7,280,590	1,492,741

Reitir Fasteignafelag HF	2,964,531	1,750,134

Siminn HF	29,113,288	2,415,982

Total Iceland		$18,046,550

Turkey — 0.2%

Akbank T.A.S.	2,609,700	$1,541,559

Aselsan Elektronik Sanayi Ve Ticaret AS	92,300	167,350

BIM Birlesik Magazalar AS	61,500	482,097

Eregli Demir ve Celik Fabrikalari TAS	188,100	431,724

Ford Otomotiv Sanayi AS	8,600	182,776

Haci Omer Sabanci Holding AS	130,000	127,344

KOC Holding AS	102,000	226,185

Turk Hava Yollari AO(23)	74,800	110,429

Turkcell Iletisim Hizmetleri AS	165,000	295,335

Turkiye Garanti Bankasi AS	1,785,600	1,556,428

Turkiye Is Bankasi AS, Class C	233,300	137,776

Turkiye Petrol Rafinerileri AS(23)	17,100	181,287

Turkiye Sise ve Cam Fabrikalari AS	182,100	165,178

Security	Shares	Value

Turkey (continued)

Yapi ve Kredi Bankasi AS	396,600	$100,464

Total Turkey		$5,705,932

Vietnam — 0.9%

Bank for Foreign Trade of Vietnam JSC	332,610	$1,437,610

Bank for Investment and Development of Vietnam JSC	16	28

Binh Minh Plastics JSC	39,120	100,538

Coteccons Construction JSC	133,000	370,910

FPT Corp.	503,306	1,889,728

Hoa Phat Group JSC	668,188	1,681,788

KIDO Group Corp.	24,450	54,107

Masan Group Corp.	275,980	1,169,223

Military Commercial Joint Stock Bank(23)	2,163,261	2,842,107

Mobile World Investment Corp.	231,600	1,514,496

Phu Nhuan Jewelry JSC	532,630	2,259,210

Refrigeration Electrical Engineering Corp.(23)	807,810	2,009,522

SSI Securities Corp.	373,025	526,174

Viet Capital Securities JSC	291,500	787,637

Vietnam Dairy Products JSC	335,281	1,356,715

Vietnam Prosperity JSC Bank(23)	1,581,255	3,987,533

Vietnam Technological & Commercial Joint Stock Bank(23)	781,800	1,487,641

Vingroup JSC(23)	466,534	2,642,402

Total Vietnam		$26,117,369

Total Common Stocks (identified cost $82,062,347)		$86,463,901

Reinsurance Side Cars — 0.3%
Security	Principal Amount/ Shares	Value

Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(14)(24)	$3,500,000	$3,395,700

Mt. Logan Re Ltd., Series A-1(14)(23)(24)(25)	4,400	4,264,744

Total Reinsurance Side Cars (identified cost $7,900,000)		$7,660,444

Rights — 0.0%
Security	Shares	Value

IRSA Inversiones y Representaciones, Exp. 5/3/21(23)	145,948	$0

Total Rights (identified cost $0)		$0

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 30.3%

Sovereign Government Securities — 7.5%
Security		Principal Amount (000’s omitted)	Value

Egypt — 6.2%

Egypt Treasury Bill:

0.00%, 5/18/21	EGP	254,800	$16,215,372

0.00%, 5/25/21	EGP	185,675	11,793,579

0.00%, 6/8/21	EGP	45,100	2,842,510

0.00%, 6/15/21	EGP	157,275	9,918,677

0.00%, 6/29/21	EGP	295,900	18,562,985

0.00%, 7/6/21	EGP	406,925	25,471,242

0.00%, 7/13/21	EGP	369,875	23,094,209

0.00%, 7/27/21	EGP	46,275	2,874,864

0.00%, 8/17/21	EGP	561,625	34,629,630

0.00%, 8/31/21	EGP	31,400	1,926,412

0.00%, 9/28/21	EGP	92,950	5,646,746

0.00%, 10/12/21	EGP	194,675	11,769,394

0.00%, 12/28/21	EGP	287,650	16,930,523

Total Egypt			$181,676,143

Georgia — 0.5%

Georgia Treasury Bill:

0.00%, 5/13/21	GEL	18,000	$5,206,763

0.00%, 6/3/21	GEL	1,632	469,943

0.00%, 7/15/21	GEL	7,000	1,995,018

0.00%, 9/9/21	GEL	6,030	1,694,462

0.00%, 10/14/21	GEL	3,340	930,954

0.00%, 11/11/21	GEL	5,492	1,520,596

0.00%, 12/9/21	GEL	4,367	1,200,138

0.00%, 2/10/22	GEL	2,813	761,351

Total Georgia			$13,779,225

Uganda — 0.5%

Uganda Treasury Bill:

0.00%, 2/24/22	UGX	32,801,000	$8,435,237

0.00%, 3/10/22	UGX	26,067,200	6,666,318

0.00%, 3/24/22	UGX	5,022,600	1,282,769

Total Uganda			$16,384,324

Uruguay — 0.3%

Uruguay Monetary Regulation Bill:

0.00%, 12/3/21	UYU	358,185	$7,883,210

Security		Principal Amount (000’s omitted)	Value

Uruguay (continued)

Uruguay Monetary Regulation Bill: (continued)

0.00%, 2/25/22	UYU	76,539	$1,657,024

Total Uruguay			$9,540,234

Total Sovereign Government Securities (identified cost $221,045,676)			$221,379,926

Repurchase Agreements — 1.0%
Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 3/11/21 with an interest rate of 0.30% payable by the Portfolio, collateralized by $1,300,000 Costa Rica Government International Bond, 4.375%, due 4/30/25 and a market value, including accrued interest, of $1,324,533(26)		$1,300	$1,299,664

JPMorgan Chase Bank, N.A.:

Dated 4/6/21 with an interest rate of 0.35% payable by the Portfolio, collateralized by $1,472,000 Costa Rica Government International Bond, 4.375%, due 4/30/25 and a market value, including accrued interest, of $1,499,779(26)		1,571	1,571,414

Dated 4/29/21 with a maturity date of 6/1/21, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of $26,319,112, collateralized by GBP 9,622,649 United Kingdom Gilt Bond, 0.25%, due 3/22/52 and a market value, including accrued interest, of $25,984,952		26,326	26,326,132

Nomura International PLC:

Dated 4/23/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by $1,337,000 Costa Rica Government International Bond, 4.375%, due 4/30/25 and a market value, including accrued interest, of $1,362,231(26)		1,444	1,443,960

Total Repurchase Agreements (identified cost $30,641,170)			$30,641,170

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 7.0%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/13/21(27)		$28,840	$28,840,010

0.00%, 6/03/21(27)		26,060	26,060,000

0.00%, 6/17/21(27)		150,000	149,998,593

Total U.S. Treasury Obligations (identified cost $204,889,308)			$204,898,603

Other — 14.8%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(29)		437,086,668	$437,086,668

Total Other (identified cost $437,086,668)			$437,086,668

Total Short-Term Investments (identified cost $893,662,822)			$894,006,367

Total Purchased Options and Swaptions — 0.1% (identified cost $6,104,269)			$4,197,281

Total Investments — 95.0% (identified cost $2,778,967,225)			$2,804,102,660

Total Written Options —(0.0)%(15) (premiums received $361,381)			$(381,189)

Securities Sold Short — (1.6)%

Sovereign Government Bonds — (1.0)%
Security		Principal Amount (000’s omitted)	Value

Costa Rica — (0.1)%

Costa Rica Government International Bond, 4.375%, 4/30/25(11)	USD	(3,595)	$(3,662,406)

Total Costa Rica			$(3,662,406)

United Kingdom — (0.9)%

United Kingdom Gilt Bond, 0.25%, 3/22/52(11)(20)	GBP	(9,623)	$(25,981,353)

Total United Kingdom			$(25,981,353)

Total Sovereign Government Bonds (proceeds $29,668,209)			$(29,643,759)

Common Stocks — (0.6)%
Security	Shares	Value

United Kingdom — (0.4)%

Ashmore Group PLC	(1,867,300)	$(10,321,194)

Royal Dutch Shell PLC, Class A ADR	(71,300)	(2,709,400)

Total United Kingdom		$(13,030,594)

United States — (0.2)%

Chevron Corp.	(27,500)	$(2,834,425)

Exxon Mobil Corp.	(51,100)	(2,924,964)

Total United States		$(5,759,389)

Total Common Stocks (proceeds $21,283,321)		$(18,789,983)

Total Securities Sold Short (proceeds $50,951,530)		$(48,433,742)

Other Assets, Less Liabilities — 6.6%		$195,968,919

Net Assets — 100.0%		$2,951,256,648

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $56,410,226 or 1.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2021.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2021.

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2021.

(7)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(8)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

(9)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2021 of all interest only securities comprising the certificate.

(10)	Step coupon security. Interest rate represents the rate in effect at April 30, 2021.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $783,247,602 or 26.5% of the Portfolio’s net assets.

(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(15)	Amount is less than 0.05% or (0.05)%, as applicable.

(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(17)	Security converts to variable rate after the indicated fixed-rate coupon period.

(18)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(19)	Fixed-rate loan.
(20)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(21)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(22)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(23)	Non-income producing security.

(24)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(25)	Restricted security (see Note 5).

(26)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(27)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(28)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2021.

(29)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Purchased Currency Options — 0.0%(15)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call BRL/Put USD	Goldman Sachs International	USD	12,136,000	BRL	4.50	2/9/22	$38,872

Call BRL/Put USD	Goldman Sachs International	USD	67,964,000	BRL	4.51	2/9/22	225,233

Call BRL/Put USD	Goldman Sachs International	USD	83,560,000	BRL	4.48	2/10/22	257,615

Total							$521,720

Purchased Interest Rate Swaptions — 0.0%(15)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	161,720,000	12/15/21	$58,119

Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	198,570,000	1/7/22	65,142

Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	99,280,000	1/10/22	32,413

Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	390,910,000	1/12/22	127,192

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (continued)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	109,162,000	1/17/22	$37,411

Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	176,282,000	1/27/22	60,532

Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	487,830,000	2/10/22	212,742

Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	129,130,000	2/16/22	91,814

Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	129,130,000	2/21/22	136,693

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	99,000,000	2/23/22	104,069

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	129,130,000	2/23/22	148,791

Total					$1,074,918

Purchased Call Options — 0.1%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	623,900,000	1.06%	12/19/22	$1,788,503

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	304,600,000	1.09	1/4/23	812,140

Total						$2,600,643

Written Currency Options — (0.0)%(15)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Put INR/Call USD	Barclays Bank PLC	USD	30,290,000	INR	80.25	2/9/22	$(351,697)

Put INR/Call USD	Standard Chartered Bank	USD	2,540,000	INR	80.25	2/9/22	(29,492)

Total							$(381,189)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	40,726,000	USD	47,891,723	5/4/21	$1,071,097

EUR	7,345,280	USD	8,732,627	5/4/21	98,233

EUR	490,781	USD	577,133	5/4/21	12,908

EUR	54,557	USD	65,676	5/4/21	(85)

EUR	298,037	USD	358,777	5/4/21	(462)

EUR	1,114,643	USD	1,341,807	5/4/21	(1,728)

EUR	1,189,129	USD	1,431,474	5/4/21	(1,843)

EUR	1,839,092	USD	2,213,898	5/4/21	(2,851)

EUR	3,600,000	USD	4,333,679	5/4/21	(5,580)

EUR	4,003,664	USD	4,819,610	5/4/21	(6,206)

EUR	4,445,000	USD	5,350,890	5/4/21	(6,890)

EUR	4,491,939	USD	5,407,395	5/4/21	(6,963)

EUR	4,830,678	USD	5,815,169	5/4/21	(7,488)

EUR	4,999,199	USD	6,018,034	5/4/21	(7,749)

EUR	1,189,129	USD	1,437,706	5/4/21	(8,076)

EUR	6,847,819	USD	8,243,403	5/4/21	(10,614)

EUR	7,274,757	USD	8,757,350	5/4/21	(11,276)

EUR	8,226,305	USD	9,902,823	5/4/21	(12,751)

EUR	3,462,761	USD	4,176,834	5/4/21	(13,730)

EUR	9,200,000	USD	11,074,957	5/4/21	(14,260)

EUR	10,786,948	USD	12,985,325	5/4/21	(16,720)

EUR	16,061,047	USD	19,334,284	5/4/21	(24,895)

EUR	5,050,820	USD	6,106,651	5/4/21	(34,304)

EUR	31,609,430	USD	38,051,421	5/4/21	(48,995)

EUR	37,900,668	USD	45,624,812	5/4/21	(58,747)

EUR	40,726,000	USD	49,025,945	5/4/21	(63,126)

EUR	78,163,323	USD	94,092,982	5/4/21	(121,155)

EUR	82,266,217	USD	99,032,045	5/4/21	(127,515)

EUR	132,407,937	USD	159,392,631	5/4/21	(205,235)

NZD	394,335	USD	282,935	5/4/21	(749)

NZD	394,335	USD	283,961	5/4/21	(1,775)

NZD	15,743,755	USD	11,296,144	5/4/21	(29,915)

NZD	15,743,755	USD	11,337,078	5/4/21	(70,849)

USD	49,025,945	EUR	40,726,000	5/4/21	63,126

USD	8,842,246	EUR	7,345,280	5/4/21	11,385

USD	6,080,175	EUR	5,050,820	5/4/21	7,829

USD	4,168,471	EUR	3,462,761	5/4/21	5,367

USD	1,431,473	EUR	1,189,129	5/4/21	1,843

USD	590,802	EUR	490,781	5/4/21	761

USD	64,157	EUR	54,557	5/4/21	(1,435)

USD	350,477	EUR	298,037	5/4/21	(7,838)

USD	1,310,764	EUR	1,114,643	5/4/21	(29,315)

USD	1,398,356	EUR	1,189,129	5/4/21	(31,274)

USD	2,162,679	EUR	1,839,092	5/4/21	(48,368)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	5,743,077	EUR	4,830,678	5/4/21	$(64,604)

USD	5,943,427	EUR	4,999,199	5/4/21	(66,858)

USD	8,158,739	EUR	6,847,819	5/4/21	(74,050)

USD	4,233,418	EUR	3,600,000	5/4/21	(94,680)

USD	4,708,107	EUR	4,003,664	5/4/21	(105,297)

USD	5,227,096	EUR	4,445,000	5/4/21	(116,904)

USD	5,282,294	EUR	4,491,939	5/4/21	(118,138)

USD	8,554,747	EUR	7,274,757	5/4/21	(191,327)

USD	9,673,720	EUR	8,226,305	5/4/21	(216,352)

USD	10,818,736	EUR	9,200,000	5/4/21	(241,961)

USD	12,684,907	EUR	10,786,948	5/4/21	(283,697)

USD	18,886,982	EUR	16,061,047	5/4/21	(422,407)

USD	37,171,096	EUR	31,609,430	5/4/21	(831,330)

USD	44,569,275	EUR	37,900,668	5/4/21	(996,790)

USD	47,891,723	EUR	40,726,000	5/4/21	(1,071,097)

USD	91,916,127	EUR	78,163,323	5/4/21	(2,055,701)

USD	96,740,923	EUR	82,266,217	5/4/21	(2,163,607)

USD	155,705,058	EUR	132,407,937	5/4/21	(3,482,338)

USD	11,296,144	NZD	15,743,755	5/4/21	29,915

USD	11,290,870	NZD	15,743,755	5/4/21	24,641

USD	282,935	NZD	394,335	5/4/21	749

USD	282,803	NZD	394,335	5/4/21	617

INR	231,095,934	USD	3,118,737	5/5/21	516

INR	231,095,934	USD	3,118,737	5/5/21	516

PHP	7,558,338	USD	156,656	5/5/21	280

USD	3,124,797	INR	231,095,934	5/5/21	5,544

USD	3,124,797	INR	231,095,934	5/5/21	5,544

USD	107,905	PHP	5,284,000	5/5/21	(1,808)

USD	43,427,587	PHP	2,095,294,228	5/5/21	(77,604)

IDR	292,000,000,000	USD	20,111,578	5/11/21	79,357

IDR	43,909,261,151	USD	3,024,262	5/11/21	11,933

IDR	43,909,261,151	USD	3,024,262	5/11/21	11,933

RUB	892,035,024	USD	11,383,617	5/11/21	469,416

RUB	892,035,025	USD	11,392,675	5/11/21	460,359

RUB	219,392,409	USD	2,806,560	5/11/21	108,646

USD	11,675,251	IDR	163,745,401,882	5/11/21	352,742

USD	10,514,704	IDR	147,342,548,909	5/11/21	326,403

USD	61,862	IDR	898,546,769	5/11/21	(270)

USD	61,862	IDR	898,546,769	5/11/21	(270)

USD	2,957,486	IDR	43,010,714,382	5/11/21	(16,578)

USD	2,957,486	IDR	43,010,714,382	5/11/21	(16,578)

USD	21,737,764	IDR	315,610,589,336	5/11/21	(85,774)

USD	2,818,451	RUB	211,600,000	5/11/21	6,788

NZD	9,172,922	USD	6,634,189	5/12/21	(70,341)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	18,050,855	NZD	24,958,454	5/12/21	$191,389

USD	1,283,452	NZD	1,774,596	5/12/21	13,608

AUD	62,727,815	USD	48,595,740	5/18/21	(270,458)

INR	231,095,934	USD	3,079,555	5/19/21	31,203

INR	231,095,934	USD	3,079,555	5/19/21	31,203

USD	3,111,854	INR	231,095,934	5/19/21	1,096

USD	3,111,854	INR	231,095,934	5/19/21	1,096

GBP	9,414,432	USD	13,063,617	5/24/21	(61,328)

GBP	5,307,000	USD	7,445,880	5/24/21	(116,373)

GBP	9,475,097	USD	13,236,184	5/24/21	(150,111)

GBP	7,567,574	USD	10,617,533	5/24/21	(165,943)

USD	4,447,344	GBP	3,216,860	5/24/21	4,533

USD	2,882,575	GBP	2,090,140	5/24/21	(4,121)

AUD	40,400,000	USD	30,813,484	5/26/21	311,742

NZD	4,150,996	USD	3,079,981	6/1/21	(109,835)

USD	16,251,983	NZD	21,903,355	6/1/21	579,560

USD	6,914,075	NZD	9,318,336	6/1/21	246,562

EUR	490,781	USD	591,121	6/2/21	(745)

USD	140,377,578	EUR	116,549,075	6/2/21	176,951

USD	107,333,435	EUR	89,114,036	6/2/21	135,298

USD	94,143,844	EUR	78,163,323	6/2/21	118,672

USD	45,649,474	EUR	37,900,668	6/2/21	57,543

USD	43,890,302	EUR	36,440,108	6/2/21	55,325

USD	19,344,735	EUR	16,061,047	6/2/21	24,385

USD	12,992,344	EUR	10,786,948	6/2/21	16,377

USD	11,080,944	EUR	9,200,000	6/2/21	13,968

USD	9,908,176	EUR	8,226,305	6/2/21	12,490

USD	8,762,083	EUR	7,274,757	6/2/21	11,045

USD	6,021,287	EUR	4,999,199	6/2/21	7,590

USD	5,410,318	EUR	4,491,939	6/2/21	6,820

USD	5,353,782	EUR	4,445,000	6/2/21	6,749

USD	4,822,215	EUR	4,003,664	6/2/21	6,079

USD	4,336,021	EUR	3,600,000	6/2/21	5,466

USD	2,215,095	EUR	1,839,092	6/2/21	2,792

USD	1,342,533	EUR	1,114,643	6/2/21	1,692

USD	358,971	EUR	298,037	6/2/21	453

USD	65,712	EUR	54,557	6/2/21	83

AUD	14,200,000	USD	11,058,605	6/16/21	(117,485)

CLP	4,208,192,901	USD	5,856,193	6/16/21	63,242

CLP	4,078,253,549	USD	5,675,355	6/16/21	61,301

CLP	4,078,253,549	USD	5,680,019	6/16/21	56,638

COP	51,802,904,523	USD	14,435,106	6/16/21	(662,756)

EUR	20,944,649	USD	25,100,354	6/16/21	102,149

USD	17,317,264	CLP	12,364,700,000	6/16/21	(75,483)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	4,477,027	COP	16,116,179,247	6/16/21	$192,371

USD	4,137,933	COP	14,851,910,376	6/16/21	189,396

USD	4,137,028	COP	14,851,910,376	6/16/21	188,490

USD	1,602,226	COP	5,982,904,523	6/16/21	11,608

USD	1,105,069	EUR	922,110	6/16/21	(4,497)

USD	31,699,601	EUR	26,451,301	6/16/21	(129,006)

RUB	313,365,813	USD	4,147,140	6/23/21	(6,066)

RUB	435,944,873	USD	5,773,990	6/23/21	(13,054)

AUD	49,225,560	USD	37,986,134	6/25/21	(56,248)

AUD	65,822,527	USD	50,793,599	6/25/21	(75,213)

AUD	55,685,707	USD	43,161,880	6/25/21	(254,242)

NZD	12,274,760	USD	8,706,600	6/25/21	75,509

RUB	303,229,387	USD	4,015,151	6/25/21	(9,268)

RUB	303,229,387	USD	4,015,624	6/25/21	(9,742)

RUB	343,659,972	USD	4,563,902	6/25/21	(23,902)

RUB	387,933,791	USD	5,165,710	6/25/21	(40,821)

USD	109,885,883	AUD	142,399,175	6/25/21	162,715

USD	42,971,268	AUD	55,685,707	6/25/21	63,630

USD	17,507,170	NZD	24,682,000	6/25/21	(151,834)

NZD	6,139,438	USD	4,284,345	6/30/21	108,095

RUB	217,971,319	USD	2,884,587	6/30/21	(7,255)

RUB	363,300,000	USD	4,805,282	6/30/21	(9,537)

USD	420,874	NZD	603,110	6/30/21	(10,619)

USD	14,663,923	NZD	21,013,302	6/30/21	(369,976)

NZD	30,360,937	USD	21,395,049	7/8/21	325,884

USD	7,751,590	NZD	11,000,000	7/8/21	(118,070)

USD	23,990,879	NZD	34,044,585	7/8/21	(365,423)

NOK	157,860,700	USD	18,564,858	7/13/21	401,426

NZD	5,734,384	USD	4,020,061	7/15/21	82,328

USD	18,613,829	NZD	26,551,546	7/15/21	(381,199)

USD	11,332,827	NZD	15,743,755	7/30/21	70,447

USD	283,854	NZD	394,335	7/30/21	1,765

					$(10,280,521)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CRC	711,700,000	USD	1,148,830	Citibank, N.A.	5/4/21	$5,787	$—

CRC	711,700,000	USD	1,156,108	Citibank, N.A.	5/4/21	—	(1,491)

EGP	93,040,000	USD	5,793,275	Goldman Sachs International	5/4/21	147,976	—

EGP	95,900,000	USD	6,114,785	Goldman Sachs International	5/4/21	9,098	—

EGP	2,860,000	USD	182,166	Goldman Sachs International	5/4/21	465	—

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,156,108	CRC	711,700,000	Citibank, N.A.	5/4/21	$1,491	$—

USD	1,151,227	CRC	711,700,000	Citibank, N.A.	5/4/21	—	(3,390)

USD	182,360	EGP	2,860,000	Goldman Sachs International	5/4/21	—	(271)

USD	5,932,425	EGP	93,040,000	Goldman Sachs International	5/4/21	—	(8,827)

USD	5,982,533	EGP	95,900,000	Goldman Sachs International	5/4/21	—	(141,350)

EUR	16,969,754	PLN	77,434,683	BNP Paribas	5/5/21	—	(17,581)

EUR	8,451,031	PLN	38,602,618	BNP Paribas	5/5/21	—	(19,230)

EUR	8,403,030	PLN	38,373,699	HSBC Bank USA, N.A.	5/5/21	—	(16,572)

PLN	39,627,387	EUR	8,732,718	Bank of America, N.A.	5/5/21	—	(49,397)

PLN	35,533,613	EUR	7,806,422	Citibank, N.A.	5/5/21	—	(15,262)

PLN	39,630,000	EUR	8,727,160	Citibank, N.A.	5/5/21	—	(42,027)

PLN	39,620,000	EUR	8,732,951	Citibank, N.A.	5/5/21	—	(51,625)

UAH	42,120,000	USD	1,512,931	BNP Paribas	5/5/21	1,010	—

UAH	29,750,000	USD	1,071,686	BNP Paribas	5/5/21	—	(2,366)

UAH	42,130,000	USD	1,517,651	BNP Paribas	5/5/21	—	(3,350)

USD	1,872,220	UAH	53,040,000	Bank of America, N.A.	5/5/21	—	(34,225)

USD	2,151,783	UAH	60,960,000	Bank of America, N.A.	5/5/21	—	(39,335)

CNH	20,759,402	USD	3,175,653	UBS AG	5/10/21	29,768	—

CNH	15,897,731	USD	2,436,061	UBS AG	5/10/21	18,678	—

CNH	15,897,731	USD	2,436,061	UBS AG	5/10/21	18,678	—

EGP	92,990,000	USD	5,804,619	Goldman Sachs International	5/10/21	127,602	—

EUR	1,114,643	USD	1,335,196	BNP Paribas	5/10/21	5,036	—

EUR	832,763	USD	997,540	BNP Paribas	5/10/21	3,763	—

EUR	298,037	USD	357,009	BNP Paribas	5/10/21	1,347	—

EUR	54,557	USD	65,353	BNP Paribas	5/10/21	246	—

TRY	198,988,000	USD	25,958,907	Standard Chartered Bank	5/10/21	—	(2,002,892)

USD	2,431,943	CNH	15,897,731	UBS AG	5/10/21	—	(22,796)

USD	2,431,943	CNH	15,897,731	UBS AG	5/10/21	—	(22,796)

USD	14,642,074	CNH	95,554,178	UBS AG	5/10/21	—	(112,268)

USD	913,874	CRC	562,800,000	Citibank, N.A.	5/10/21	955	—

USD	3,295,951	EUR	2,719,798	Deutsche Bank AG	5/10/21	25,701	—

USD	160,561	EUR	132,773	State Street Bank and Trust Company	5/10/21	917	—

USD	7,644,178	TRY	58,596,449	Standard Chartered Bank	5/10/21	589,796	—

USD	14,144,002	TRY	115,241,551	Standard Chartered Bank	5/10/21	270,159	—

USD	3,070,306	TRY	25,150,000	Standard Chartered Bank	5/10/21	42,517	—

USD	8,849,220	ZAR	136,650,078	Bank of America, N.A.	5/10/21	—	(565,202)

USD	9,607,633	ZAR	148,049,922	Bank of America, N.A.	5/10/21	—	(592,175)

USD	15,189,489	ZAR	230,300,000	Standard Chartered Bank	5/10/21	—	(676,887)

ZAR	24,000,000	USD	1,651,139	HSBC Bank USA, N.A.	5/10/21	2,326	—

ZAR	211,930,000	USD	14,297,588	Standard Chartered Bank	5/10/21	303,199	—

USD	1,881,956	CRC	1,160,000,000	Citibank, N.A.	5/11/21	363	—

USD	11,958,788	UAH	339,510,000	BNP Paribas	5/12/21	—	(225,027)

THB	51,065,052	USD	1,657,969	Standard Chartered Bank	5/17/21	—	(18,121)

THB	303,522,071	USD	10,115,042	Standard Chartered Bank	5/17/21	—	(368,056)

TRY	7,505,645	USD	909,006	Standard Chartered Bank	5/17/21	—	(8,589)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	13,105,000	USD	1,594,635	Standard Chartered Bank	5/17/21	$—	$(22,489)

TRY	39,693,269	USD	4,820,108	Standard Chartered Bank	5/17/21	—	(58,289)

TRY	39,707,000	USD	4,826,170	Standard Chartered Bank	5/17/21	—	(62,705)

TRY	39,669,000	USD	4,825,951	Standard Chartered Bank	5/17/21	—	(67,044)

TRY	39,670,000	USD	4,826,073	Standard Chartered Bank	5/17/21	—	(67,046)

TRY	39,640,000	USD	4,825,358	Standard Chartered Bank	5/17/21	—	(69,930)

TRY	39,611,000	USD	4,826,234	Standard Chartered Bank	5/17/21	—	(74,285)

TRY	39,280,000	USD	4,825,591	Standard Chartered Bank	5/17/21	—	(113,351)

TRY	79,190,000	USD	9,651,509	Standard Chartered Bank	5/17/21	—	(151,450)

USD	86,103,255	THB	2,583,700,363	Standard Chartered Bank	5/17/21	3,133,037	—

USD	15,804,790	TRY	126,707,000	Standard Chartered Bank	5/17/21	604,335	—

USD	6,292,606	TRY	48,329,354	Standard Chartered Bank	5/17/21	494,756	—

USD	4,741,461	TRY	37,440,000	Standard Chartered Bank	5/17/21	249,957	—

USD	7,902,339	TRY	63,843,000	Standard Chartered Bank	5/17/21	243,389	—

USD	3,160,948	TRY	24,687,000	Standard Chartered Bank	5/17/21	199,362	—

USD	3,160,870	TRY	24,718,000	Standard Chartered Bank	5/17/21	195,565	—

USD	3,160,994	TRY	24,798,000	Standard Chartered Bank	5/17/21	186,093	—

USD	3,160,916	TRY	25,055,000	Standard Chartered Bank	5/17/21	155,183	—

USD	193,088	TRY	1,493,560	Standard Chartered Bank	5/17/21	13,913	—

USD	4,791,774	UAH	134,553,000	Bank of America, N.A.	5/17/21	—	(31,390)

USD	1,952,217	ZAR	27,992,255	Citibank, N.A.	5/17/21	25,565	—

USD	1,952,217	ZAR	27,992,255	Citibank, N.A.	5/17/21	25,565	—

USD	1,766,427	ZAR	26,561,745	Citibank, N.A.	5/17/21	—	(61,765)

USD	1,766,427	ZAR	26,561,745	Citibank, N.A.	5/17/21	—	(61,765)

USD	85,816,187	ZAR	1,293,421,569	Citibank, N.A.	5/17/21	—	(3,207,468)

ZAR	301,980,000	USD	20,035,828	Citibank, N.A.	5/17/21	748,860	—

ZAR	136,240,000	USD	9,193,721	Citibank, N.A.	5/17/21	183,410	—

ZAR	121,110,000	USD	8,163,417	Citibank, N.A.	5/17/21	172,346	—

ZAR	143,720,000	USD	9,751,596	Citibank, N.A.	5/17/21	140,368	—

ZAR	54,554,000	USD	3,619,559	Citibank, N.A.	5/17/21	135,285	—

ZAR	54,554,000	USD	3,619,559	Citibank, N.A.	5/17/21	135,285	—

ZAR	26,427,366	USD	1,843,080	Citibank, N.A.	5/17/21	—	(24,136)

USD	2,438,390	CRC	1,500,000,000	Citibank, N.A.	5/24/21	6,057	—

USD	3,218,128	GHS	21,658,000	ICBC Standard Bank plc	5/24/21	—	(509,326)

USD	1,380,699	GHS	9,254,000	Standard Chartered Bank	5/24/21	—	(211,962)

USD	16,598,831	IDR	241,297,208,210	Standard Chartered Bank	5/24/21	—	(49,949)

USD	30,872,650	NZD	44,113,592	Standard Chartered Bank	5/26/21	—	(692,328)

USD	6,026,575	UAH	171,215,000	Goldman Sachs International	5/26/21	—	(98,281)

USD	17,461,490	OMR	6,858,000	Standard Chartered Bank	5/27/21	—	(347,180)

USD	684,132	GHS	4,570,000	JPMorgan Chase Bank, N.A.	5/28/21	—	(101,254)

USD	9,854,900	SGD	13,081,000	Citibank, N.A.	5/28/21	25,923	—

USD	1,023,406	UAH	29,382,000	Goldman Sachs International	6/1/21	—	(26,249)

EGP	52,200,000	USD	3,226,205	Goldman Sachs International	6/2/21	88,861	—

USD	577,528	GHS	3,855,000	JPMorgan Chase Bank, N.A.	6/2/21	—	(83,786)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EGP	52,090,000	USD	3,226,386	Goldman Sachs International	6/3/21	$81,047	$—

USD	1,878,190	GHS	12,659,000	Standard Chartered Bank	6/4/21	—	(291,862)

USD	1,863,080	GHS	12,641,000	JPMorgan Chase Bank, N.A.	6/7/21	—	(301,549)

PLN	62,047,000	EUR	13,622,222	Bank of America, N.A.	6/8/21	—	(24,566)

USD	1,840,829	UAH	52,390,000	Citibank, N.A.	6/8/21	—	(27,636)

USD	2,601,266	UAH	73,980,000	Citibank, N.A.	6/8/21	—	(37,196)

USD	4,345,263	UAH	123,840,000	Citibank, N.A.	6/8/21	—	(71,432)

EUR	1,461,904	PLN	6,700,000	HSBC Bank USA, N.A.	6/10/21	—	(8,196)

PLN	23,500,000	EUR	5,103,472	Bank of America, N.A.	6/10/21	57,745	—

PLN	17,857,000	EUR	3,891,026	Bank of America, N.A.	6/10/21	28,192	—

PLN	16,510,000	EUR	3,595,610	Citibank, N.A.	6/10/21	28,359	—

PLN	5,984,351	EUR	1,316,627	UBS AG	6/10/21	—	(5,762)

PLN	6,105,649	EUR	1,343,309	UBS AG	6/10/21	—	(5,873)

USD	9,225,926	THB	289,394,221	Standard Chartered Bank	6/10/21	—	(66,070)

GEL	1,138,735	USD	329,010	ICBC Standard Bank plc	6/11/21	—	(1,747)

USD	1,165,714	GHS	7,752,000	ICBC Standard Bank plc	6/14/21	—	(157,201)

UYU	16,216,544	USD	370,799	HSBC Bank USA, N.A.	6/14/21	—	(2,931)

UYU	16,279,580	USD	372,241	HSBC Bank USA, N.A.	6/14/21	—	(2,943)

UYU	16,198,980	USD	371,196	HSBC Bank USA, N.A.	6/14/21	—	(3,726)

UYU	32,777,018	USD	749,514	HSBC Bank USA, N.A.	6/14/21	—	(5,976)

CAD	4,182,244	USD	3,348,960	Citibank, N.A.	6/16/21	53,904	—

USD	677,596	GHS	4,567,000	Standard Chartered Bank	6/16/21	—	(101,025)

USD	6,779,681	THB	208,129,420	Standard Chartered Bank	6/16/21	97,171	—

USD	807,765	THB	24,797,576	Standard Chartered Bank	6/16/21	11,577	—

USD	3,722,795	UAH	104,685,000	Bank of America, N.A.	6/16/21	—	(3,288)

USD	2,790,944	UAH	78,900,000	Citibank, N.A.	6/17/21	—	(16,665)

USD	676,492	GHS	4,567,000	Standard Chartered Bank	6/18/21	—	(101,372)

USD	3,713,123	UAH	104,970,000	Goldman Sachs International	6/18/21	—	(21,239)

USD	932,346	GHS	6,298,000	ICBC Standard Bank plc	6/21/21	—	(138,784)

USD	6,429,816	ZAR	96,650,000	Bank of America, N.A.	6/21/21	—	(190,646)

USD	4,560,364	ZAR	68,200,000	Goldman Sachs International	6/21/21	—	(111,292)

USD	6,908,865	ZAR	103,100,000	HSBC Bank USA, N.A.	6/21/21	—	(153,419)

USD	7,116,389	ZAR	106,165,092	HSBC Bank USA, N.A.	6/21/21	—	(155,851)

ZAR	83,575,712	USD	5,717,045	JPMorgan Chase Bank, N.A.	6/21/21	7,837	—

ZAR	171,032,731	USD	11,895,893	JPMorgan Chase Bank, N.A.	6/21/21	—	(180,262)

USD	10,732,322	UAH	304,154,000	Bank of America, N.A.	6/22/21	—	(77,322)

USD	862,351	GHS	5,795,000	JPMorgan Chase Bank, N.A.	6/23/21	—	(122,275)

USD	1,678,439	UAH	47,525,000	Bank of America, N.A.	6/23/21	—	(10,180)

USD	5,010,332	UAH	143,546,000	BNP Paribas	6/25/21	—	(87,485)

EGP	33,590,000	USD	2,067,077	Bank of America, N.A.	6/29/21	52,308	—

EGP	14,390,000	USD	885,538	Bank of America, N.A.	6/29/21	22,409	—

HUF	2,077,494,335	EUR	5,713,572	Goldman Sachs International	6/30/21	55,473	—

HUF	1,376,048,993	EUR	3,776,309	Goldman Sachs International	6/30/21	46,532	—

HUF	1,376,046,007	EUR	3,776,624	Goldman Sachs International	6/30/21	46,143	—

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

HUF	3,262,548,263	EUR	9,095,512	Goldman Sachs International	6/30/21	$—	$(60,664)

HUF	5,041,495,385	EUR	14,058,827	Goldman Sachs International	6/30/21	—	(98,398)

HUF	4,695,956,352	EUR	13,100,035	Standard Chartered Bank	6/30/21	—	(97,414)

USD	1,057,026	UAH	29,750,000	BNP Paribas	6/30/21	1,815	—

USD	2,312,643	UAH	65,760,000	BNP Paribas	6/30/21	—	(19,817)

USD	790,501	ZAR	11,970,000	Bank of America, N.A.	6/30/21	—	(28,428)

USD	788,417	ZAR	11,970,000	Bank of America, N.A.	6/30/21	—	(30,511)

USD	1,182,019	ZAR	17,950,000	Bank of America, N.A.	6/30/21	—	(46,032)

USD	1,939,574	ZAR	29,370,000	Bank of America, N.A.	6/30/21	—	(69,777)

USD	9,561,293	ZAR	144,780,000	Bank of America, N.A.	6/30/21	—	(343,842)

USD	9,536,754	ZAR	144,790,000	Bank of America, N.A.	6/30/21	—	(369,065)

USD	14,302,757	ZAR	217,200,000	Bank of America, N.A.	6/30/21	—	(556,997)

USD	23,460,171	ZAR	355,245,632	Bank of America, N.A.	6/30/21	—	(843,987)

USD	1,193,573	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/1/21	—	(157,911)

USD	3,135,221	ZAR	46,754,842	Bank of America, N.A.	7/1/21	—	(63,078)

USD	2,923,991	ZAR	43,703,895	Citibank, N.A.	7/1/21	—	(65,605)

USD	2,568,406	ZAR	38,768,629	Citibank, N.A.	7/1/21	—	(83,591)

GEL	1,145,500	USD	328,987	ICBC Standard Bank plc	7/6/21	—	(1,655)

USD	9,440,346	OMR	3,711,000	BNP Paribas	7/6/21	—	(193,610)

USD	9,949,641	OMR	3,912,000	Standard Chartered Bank	7/6/21	—	(206,122)

USD	18,439,327	THB	578,865,780	Standard Chartered Bank	7/6/21	—	(144,739)

USD	18,382,292	THB	578,839,999	Standard Chartered Bank	7/8/21	—	(200,811)

USD	903,365	CRC	556,500,000	Citibank, N.A.	7/9/21	2,594	—

USD	1,183,759	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/21	—	(141,986)

USD	912,833	CRC	563,300,000	Citibank, N.A.	7/16/21	1,482	—

USD	359,860	THB	11,365,556	Standard Chartered Bank	7/16/21	—	(5,010)

USD	3,020,356	THB	95,392,651	Standard Chartered Bank	7/16/21	—	(42,045)

USD	3,259,634	UAH	93,470,000	BNP Paribas	7/16/21	—	(41,606)

USD	1,822,664	CRC	1,127,500,000	Citibank, N.A.	7/19/21	—	(1,126)

USD	8,422,392	OMR	3,310,000	BNP Paribas	7/19/21	—	(169,847)

USD	3,322,548	UAH	96,221,000	Goldman Sachs International	7/22/21	—	(70,238)

EUR	915,038	HUF	333,000,000	Bank of America, N.A.	7/26/21	—	(8,741)

HUF	1,149,531,712	EUR	3,148,203	BNP Paribas	7/26/21	42,879	—

HUF	1,149,531,712	EUR	3,147,616	Goldman Sachs International	7/26/21	43,586	—

USD	1,510,919	CRC	934,700,000	Citibank, N.A.	7/27/21	—	(198)

USD	1,482,055	UAH	42,120,000	BNP Paribas	7/28/21	—	(661)

USD	1,485,019	UAH	42,130,000	BNP Paribas	7/29/21	2,359	—

HUF	1,271,468,308	EUR	3,484,625	BNP Paribas	8/2/21	43,301	—

HUF	1,271,468,268	EUR	3,484,708	BNP Paribas	8/2/21	43,201	—

USD	1,145,372	CRC	711,700,000	Citibank, N.A.	8/4/21	—	(4,608)

PLN	38,602,618	EUR	8,439,225	BNP Paribas	8/5/21	18,802	—

PLN	77,434,683	EUR	16,946,023	BNP Paribas	8/5/21	16,741	—

PLN	38,373,699	EUR	8,391,425	HSBC Bank USA, N.A.	8/5/21	15,985	—

UYU	55,211,000	USD	1,266,888	HSBC Bank USA, N.A.	8/5/21	—	(23,741)

USD	35,093,372	OMR	13,793,450	Standard Chartered Bank	8/9/21	—	(706,996)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KES	400,890,000	USD	3,386,753	Standard Chartered Bank	10/12/21	$208,673	$—

KES	267,260,000	USD	2,257,836	Standard Chartered Bank	10/12/21	139,115	—

UYU	32,602,760	USD	729,776	HSBC Bank USA, N.A.	10/13/21	—	(3,896)

GEL	4,403,600	USD	1,271,247	Goldman Sachs International	10/21/21	—	(44,569)

USD	174,390	EGP	2,860,000	Goldman Sachs International	10/28/21	—	(397)

UYU	33,244,103	USD	732,992	HSBC Bank USA, N.A.	1/11/22	—	(4,836)

UYU	145,591,000	USD	3,248,349	Citibank, N.A.	1/24/22	—	(67,154)

USD	1,085,187	AED	4,000,000	Standard Chartered Bank	1/31/22	—	(3,730)

KES	344,850,000	USD	2,919,983	Standard Chartered Bank	2/8/22	92,257	—

UYU	75,026,000	USD	1,659,353	HSBC Bank USA, N.A.	2/9/22	—	(24,896)

USD	78,294,208	AED	288,627,683	Standard Chartered Bank	2/10/22	—	(277,823)

KES	377,940,000	USD	3,238,560	ICBC Standard Bank plc	2/23/22	40,442	—

KES	189,130,000	USD	1,619,264	ICBC Standard Bank plc	2/23/22	21,626	—

KES	342,450,000	USD	2,919,437	Standard Chartered Bank	3/2/22	42,328	—

KES	341,700,000	USD	2,919,265	Standard Chartered Bank	3/4/22	33,365	—

KES	345,950,000	USD	2,963,677	Standard Chartered Bank	3/8/22	20,330	—

USD	6,701,464	BHD	2,555,000	Bank of America, N.A.	3/14/22	—	(54,306)

USD	13,371,339	SAR	50,898,000	Standard Chartered Bank	3/14/22	—	(191,109)

USD	32,193,679	SAR	122,510,000	Standard Chartered Bank	3/14/22	—	(450,737)

USD	3,538,199	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/16/22	—	(31,328)

USD	3,038,592	BHD	1,171,833	Standard Chartered Bank	3/16/22	—	(59,845)

USD	13,404,845	BHD	5,116,000	Standard Chartered Bank	3/16/22	—	(122,341)

USD	6,701,258	BHD	2,583,000	Standard Chartered Bank	3/16/22	—	(128,437)

USD	14,866,113	SAR	56,350,000	BNP Paribas	3/24/22	—	(148,554)

USD	22,298,945	SAR	84,513,000	HSBC Bank USA, N.A.	3/24/22	—	(219,857)

USD	26,680,048	SAR	101,024,000	Standard Chartered Bank	3/28/22	—	(237,785)

KES	168,900,000	USD	1,444,825	Standard Chartered Bank	4/1/22	—	(3,442)

USD	20,676,936	AED	76,129,895	BNP Paribas	3/6/23	—	(17,730)

USD	81,481,884	AED	300,000,000	Credit Agricole Corporate and Investment Bank	3/6/23	—	(68,208)

USD	138,538,867	AED	510,072,400	Standard Chartered Bank	3/6/23	—	(115,971)

USD	36,781,609	OMR	14,400,000	Standard Chartered Bank	3/13/23	—	(286,668)

USD	10,671,214	BHD	4,061,000	Standard Chartered Bank	3/15/23	—	(41,463)

USD	19,454,755	OMR	7,600,000	Standard Chartered Bank	3/29/23	—	(103,982)

USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(87,548)

USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(6,671)

						$10,189,571	$(21,442,447)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/6/21	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$11,145,910	$95,454

5/7/21	COP	34,691,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	9,242,894	50,189

5/10/21	COP	13,264,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,534,059	534

5/10/21	COP	15,655,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,171,044	(23,412)

5/13/21	COP	2,470,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	658,113	(374)

5/13/21	COP	2,470,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	658,113	(5,701)

5/13/21	COP	8,140,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,168,942	(13,491)

5/13/21	COP	9,036,110	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,407,508	(30,075)

5/14/21	COP	21,241,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	5,659,279	1,885

5/14/21	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,145,910	(14,122)

5/17/21	COP	38,509,890	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	10,260,261	(82,277)

5/18/21	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,145,910	(112,106)

5/19/21	COP	42,668,230	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	11,368,176	(113,193)

5/21/21	COP	11,856,500	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,158,949	(8,943)

5/24/21	COP	5,928,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,579,488	(10,834)

5/26/21	COP	21,593,580	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	5,753,218	(63,728)

5/27/21	COP	14,991,730	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,994,274	(50,943)

5/28/21	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,268,471	(35,018)

5/31/21	COP	25,329,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,748,479	80,563

6/2/21	COP	39,540,390	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	10,534,819	(3,856)

6/4/21	COP	50,821,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	13,540,360	53,918

6/7/21	COP	42,350,900	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	11,283,629	50,596

6/8/21	COP	33,880,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	9,026,898	—

						$(234,934)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude Oil	259	Long	5/28/21	$17,290,840	$735,314

Equity Futures

E-mini S&P 500 Index	52	Long	6/18/21	10,853,440	577,070

SPI 200 Index	130	Long	6/17/21	17,483,916	434,141

MSCI Emerging Markets Index	(38)	Short	6/18/21	(2,539,540)	(18,430)

SGX CNX Nifty Index	(259)	Short	5/27/21	(7,565,558)	26,808

Interest Rate Futures

Euro-Bobl	(101)	Short	6/8/21	(16,359,889)	14,752

Euro-Bund	(416)	Short	6/8/21	(85,023,095)	280,537

Euro-Buxl	(262)	Short	6/8/21	(63,596,361)	1,675,721

U.S. 2-Year Treasury Note	(151)	Short	6/30/21	(33,334,430)	28,312

U.S. 5-Year Treasury Note	(744)	Short	6/30/21	(92,209,500)	480,924

U.S. 10-Year Treasury Note	(219)	Short	6/21/21	(28,914,844)	(48,609)

U.S. Long Treasury Bond	(110)	Short	6/21/21	(17,297,500)	172,129

U.S. Ultra-Long Treasury Bond	(159)	Short	6/21/21	(29,559,094)	407,065

					$4,765,734

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	$(486,053)

USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(486,053)

USD	20,750	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(519,285)

USD	20,760	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(522,284)

USD	11,630	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(283,309)

USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	542,497

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	$539,707

USD	20,750	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	586,476

USD	20,760	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	586,202

USD	11,630	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	323,961

							$281,859

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	164,060	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	$ (227,012)	$—	$(227,012)

BRL	243,243	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	33,043	—	33,043

BRL	818,909	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(677,222)	—	(677,222)

BRL	1,189,580	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	(1,020,923)	—	(1,020,923)

BRL	1,928,281	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	161,091	—	161,091

CAD	41,210	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(1,027,316)	—	(1,027,316)

CAD	20,350	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(388,950)	—	(388,950)

CAD	23,340	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(450,603)	—	(450,603)

CAD	58,220	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	490,894	—	490,894

CAD	8,660	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.03% (pays semi-annually)	8/19/30	540,583	(87)	540,496

CAD	13,202	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.04% (pays semi-annually)	8/19/30	819,304	(134)	819,170

COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	54,352	—	54,352

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	10,940,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	$ 8,698	$—	$8,698

COP	72,092,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	173,568	—	173,568

COP	7,936,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	37,446	—	37,446

COP	7,936,810	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	33,463	—	33,463

COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(245,574)	—	(245,574)

COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(347,976)	—	(347,976)

COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(415,965)	—	(415,965)

COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(173,910)	—	(173,910)

COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	1,906	—	1,906

COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	7,609	—	7,609

COP	6,280,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	13,697	(113)	13,584

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	38,789	—	38,789

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	28,076	—	28,076

COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	15,551	—	15,551

COP	8,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	3,908	—	3,908

COP	12,561,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.12% (pays quarterly)	11/26/25	21,222	—	21,222

COP	13,085,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	1,584	—	1,584

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	38,844	—	38,844

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	27,476	—	27,476

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	6,440	—	6,440

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	(5,973)	—	(5,973)

COP	15,965,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	14,079	—	14,079

COP	16,300,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.14% (pays quarterly)	11/26/25	23,055	—	23,055

COP	19,864,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.26% (pays quarterly)	11/26/25	3,554	—	3,554

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	33,326,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	$ (32,589)	$—	$(32,589)

COP	37,059,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	32,010	—	32,010

COP	38,665,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	2,616	—	2,616

COP	78,091,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	7,134	—	7,134

COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	(28,211)	—	(28,211)

COP	26,964,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	(51,189)	—	(51,189)

COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	13,417	—	13,417

COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	19,863	—	19,863

COP	7,706,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	21,602	—	21,602

EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(265,987)	105,086	(160,901)

EUR	3,813	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(53,058)	35,588	(17,470)

EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(85,277)	22,484	(62,793)

EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	53,311	(7)	53,304

EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	84,981	2	84,983

EUR	1,847	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	104,244	—	104,244

EUR	1,821	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	95,873	—	95,873

EUR	2,876	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	180,228	(1)	180,227

EUR	16,000	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	1,499,137	4	1,499,141

EUR	2,510	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	278,084	—	278,084

EUR	7,009	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	978,369	(6)	978,363

SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	670,014	—	670,014

SGD	9,469	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	212,494	—	212,494

SGD	10,653	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	243,235	—	243,235

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

SGD	10,889	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	$ 243,650	$—	$243,650

SGD	14,570	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	94,097	—	94,097

SGD	24,900	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	146,003	—	146,003

SGD	72,840	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	455,256	—	455,256

SGD	46,100	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	8/21/25	(612,415)	—	(612,415)

USD	3,700	Receives	3-month USD-LIBOR (pays quarterly)	0.52% (pays semi-annually)	3/19/23	(18,798)	—	(18,798)

USD	665	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(2,623)	—	(2,623)

USD	2,300	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/3/23	(9,108)	—	(9,108)

USD	1,688	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(89,322)	—	(89,322)

USD	3,880	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(152,337)	—	(152,337)

USD	4,760	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(188,632)	—	(188,632)

USD	775	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(27,129)	—	(27,129)

USD	2,344	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(79,438)	—	(79,438)

USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(145,193)	—	(145,193)

USD	780	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(24,667)	—	(24,667)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(30,448)	—	(30,448)

USD	740	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(5,003)	—	(5,003)

USD	14,720	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	21,666	—	21,666

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	8,733	—	8,733

USD	1,990	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	22,738	—	22,738

USD	7,257	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	97,196	—	97,196

USD	2,580	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	45,222	—	45,222

USD	760	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	12,992	—	12,992

USD	33,064	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(1,440,755)	—	(1,440,755)

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	32,860		Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	$ (504,422)	$—	$(504,422)

USD	14,560		Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	970,857	—	970,857

USD	2,128		Receives	3-month USD-LIBOR (pays quarterly)	1.27% (pays semi-annually)	2/16/31	63,478	—	63,478

USD	953		Receives	3-month USD-LIBOR (pays quarterly)	1.37% (pays semi-annually)	2/19/31	18,805	—	18,805

USD	9,044		Receives	3-month USD-LIBOR (pays quarterly)	1.36% (pays semi-annually)	2/22/31	188,203	—	188,203

USD	12,820		Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	2/23/31	186,852	—	186,852

USD	459		Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/24/31	7,505	—	7,505

USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(14)	11	(3)

USD	0	(1)	Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	21	(26)	(5)

USD	1,226		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	91,252	—	91,252

USD	300		Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	30,741	—	30,741

USD	3,590		Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	312,603	—	312,603

USD	2,390		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	182,259	—	182,259

USD	700		Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	33,426	—	33,426

USD	1,085		Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	9,270	—	9,270

USD	4,150		Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	96,085	—	96,085

USD	1,500		Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	11/22/49	61,273	—	61,273

USD	100		Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/25/49	3,765	—	3,765

USD	450		Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	16,890	—	16,890

USD	100		Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/26/49	3,979	—	3,979

USD	568		Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	28,542	—	28,542

USD	4,060		Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	198,858	—	198,858

USD	770		Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	13,462	—	13,462

USD	770		Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	14,230	—	14,230

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	1,063	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	$ 29,297	$—	$29,297

USD	466	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	8,672	—	8,672

USD	1,320	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	336,145	—	336,145

USD	50,000	Pays	3-month USD-LIBOR (pays quarterly)	2.14% (pays semi-annually)	3/29/51	1,172,672	—	1,172,672

USD	50,000	Receives	3-month USD-LIBOR (pays quarterly)	2.10% (pays semi-annually)	3/29/51	(771,111)	—	(771,111)

Total						$2,722,389	$162,801	$2,885,190

(1)	Notional amount is less than USD 500.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$3,290	1.00% (pays quarterly)(1)	6/20/21	0.38%	$6,709	$13,536	$20,245

Turkey	40,966	1.00% (pays quarterly)(1)	6/20/21	3.04	(71,396)	238,419	167,023

Turkey	7,810	1.00% (pays quarterly)(1)	12/20/21	3.22	(102,174)	196,216	94,042

Total	$52,066				$(166,861)	$448,171	$281,310

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$89,753	1.00% (pays quarterly)(1)	6/20/26	$(2,568,527)	$2,485,654	$(82,873)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	2,820	1.00% (pays quarterly)(1)	6/20/24	2,374	(51,836)	(49,462)

Mexico	6,730	1.00% (pays quarterly)(1)	6/20/26	(28,385)	(9,987)	(38,372)

Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(1,773,619)	2,078	(1,771,541)

Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(271,649)	60,381	(211,268)

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	$8,250	1.00% (pays quarterly)(1)	6/20/26	$ (238,015)	$203,660	$(34,355)

Russia	125,503	1.00% (pays quarterly)(1)	6/20/26	(285,495)	(523,279)	(808,774)

Saudi Arabia	24,167	1.00% (pays quarterly)(1)	6/20/26	(426,731)	363,595	(63,136)

South Africa	44,048	1.00% (pays quarterly)(1)	6/20/26	2,394,916	(2,656,870)	(261,954)

South Africa	23,540	1.00% (pays quarterly)(1)	6/20/29	2,803,979	(3,145,286)	(341,307)

Turkey	73,206	1.00% (pays quarterly)(1)	6/20/26	10,281,561	(4,767,064)	5,514,497

Total				$ 9,890,409	$(8,038,954)	$1,851,455

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Barclays Bank PLC	$3,300	1.00% (pays quarterly)(1)	6/20/26	1.05%	$(3,871)	$16,512	$12,641

Vietnam	Goldman Sachs International	3,100	1.00% (pays quarterly)(1)	6/20/26	1.05	(3,636)	15,511	11,875

Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	6/20/26	1.05	(1,760)	3,674	1,914

Total		$7,900				$(9,267)	$35,697	$26,430

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Dubai	Barclays Bank PLC	$5,058	1.00% (pays quarterly)(1)	12/20/24	$(50,566)	$(61,226)	$(111,792)

Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(33,646)	(40,601)	(74,247)

Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	59,053	(236,729)	(177,676)

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	193,214	(294,334)	(101,120)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(81,083)	(3,335)	(84,418)

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(80,201)	897	(79,304)

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	Nomura International PLC	$9,620	1.00% (pays quarterly)(1)	9/20/24	$(249,687)	$11,176	$(238,511)

Saudi Arabia	Barclays Bank PLC	23,544	1.00% (pays quarterly)(1)	6/20/31	245,689	(439,766)	(194,077)

Saudi Arabia	Goldman Sachs International	32,020	1.00% (pays quarterly)(1)	6/20/31	334,138	(415,887)	(81,749)

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,815,923	(1,755,905)	60,018

South Africa	Goldman Sachs International	127,810	1.00% (pays quarterly)(1)	6/20/31	19,744,585	(20,682,449)	(937,864)

South Africa	Goldman Sachs International	33,000	1.00% (pays quarterly)(1)	6/20/31	5,097,968	(5,412,222)	(314,254)

Total					$26,995,387	$(29,330,381)	$(2,334,994)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $59,966,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	41,800	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/14/21	$(456,773)

Citibank, N.A.	USD	35,700	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/14/21	(405,131)

Citibank, N.A.	USD	32,700	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/14/21	(403,624)

JPMorgan Chase Bank, N.A.	CNY	66,305	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 8.00% on $10,152,141 (pays quarterly)	7/16/21	392,854

						$(872,674)

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	1-day Indice Camara Promedio Rate on CLP 1,622,987,666 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 55,665 (pays semi-annually)*	2/10/31	$178,202

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,042,580,970 (pays semi-annually)*	(0.25)% on CLP equivalent of CLF 104,380 (pays semi-annually)*	2/9/31	353,937

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,535,084,940 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 52,637 (pays semi-annually)*	2/11/31	177,951

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,535,437,913 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 52,636 (pays semi-annually)*	2/12/31	185,183

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 747,588,259 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 25,596 (pays semi-annually)*	2/17/31	96,867

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,931,822,191 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 100,330 (pays semi-annually)*	2/19/31	311,799

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 893,729,290 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 30,653 (pays semi-annually)*	2/10/31	101,343

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 893,952,137 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 30,653 (pays semi-annually)*	2/11/31	98,489

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 893,952,137 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 30,653 (pays semi-annually)*	2/11/31	100,417

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,787,904,275 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 61,306 (pays semi-annually)*	2/11/31	202,119

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,787,904,275 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 61,306 (pays semi-annually)*	2/11/31	204,688

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,424,880,316 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 48,846 (pays semi-annually)*	2/12/31	177,991

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,329,948,435 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 45,980 (pays semi-annually)*	2/16/31	172,115

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 895,289,221 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 30,653 (pays semi-annually)*	2/16/31	118,598

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 902,786,788 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 30,902 (pays semi-annually)*	2/18/31	102,472

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 903,011,755 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 30,902 (pays semi-annually)*	2/19/31	96,359

				$2,678,530

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

KES	–	Kenyan Shilling

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $2,341,880,557)	$2,367,015,992

Affiliated investment, at value (identified cost, $437,086,668)	437,086,668

Cash	80,090,430

Deposits for derivatives collateral —

Centrally cleared derivatives	73,089,692

OTC derivatives	30,644,000

Foreign currency, at value (identified cost, $32,757,734)	32,646,217

Interest and dividends receivable	30,181,493

Dividends receivable from affiliated investment	34,071

Receivable for investments sold	1,897,611

Receivable for variation margin on open centrally cleared derivatives	3,037,483

Receivable for open forward foreign currency exchange contracts	10,189,571

Receivable for open swap contracts	3,157,832

Upfront payments on open non-centrally cleared swap contracts	29,342,454

Receivable for open non-deliverable bond forward contracts	333,139

Receivable for closed non-deliverable bond forward contracts	5,073

Total assets	$3,098,751,726

Liabilities

Cash collateral due to brokers	$29,500,000

Written options outstanding, at value (premiums received, $361,381)	381,189

Payable for investments purchased	38,542,401

Payable for securities sold short, at value (proceeds, $50,951,530)	48,433,742

Payable for variation margin on open futures contracts	608,863

Payable for open forward foreign currency exchange contracts	21,442,447

Payable for open swap contracts	3,660,540

Payable for closed non-deliverable bond forward contracts	41,506

Upfront receipts on open non-centrally cleared swap contracts	47,770

Payable for open non-deliverable bond forward contracts	568,073

Payable to affiliates:

Investment adviser fee	1,388,444

Trustees’ fees	9,223

Interest payable on securities sold short	82,688

Accrued foreign capital gains taxes	558,305

Accrued expenses and other liabilities	2,229,887

Total liabilities	$147,495,078

Net Assets applicable to investors’ interest in Portfolio	$2,951,256,648

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest (net of foreign taxes, $2,321,388)	$75,570,018

Dividends (net of foreign taxes, $58,146)	1,759,974

Dividends from affiliated investment	292,718

Total investment income	$77,622,710

Expenses

Investment adviser fee	$8,774,231

Trustees’ fees and expenses	54,250

Custodian fee	986,992

Legal and accounting services	176,033

Interest expense and fees	54,381

Interest and dividend expense on securities sold short	1,427,306

Miscellaneous	64,932

Total expenses	$11,538,125

Net investment income	$66,084,585

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$62,494,100

Investment transactions — affiliated investment	10,925

Securities sold short	(761,516)

Futures contracts	12,205,782

Swap contracts	(15,203,991)

Forward commodity contracts	(3,532,864)

Foreign currency transactions	(861,215)

Forward foreign currency exchange contracts	(34,466,036)

Non-deliverable bond forward contracts	(5,368,173)

Net realized gain	$14,517,012

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $20,899)	$17,545,108

Investments — affiliated investment	(10,925)

Written options	(19,808)

Securities sold short	(868,617)

Futures contracts	4,447,737

Swap contracts	19,930,128

Forward commodity contracts	2,375,840

Foreign currency	751,047

Forward foreign currency exchange contracts	(29,067,150)

Non-deliverable bond forward contracts	(234,934)

Net change in unrealized appreciation (depreciation)	$14,848,426

Net realized and unrealized gain	$29,365,438

Net increase in net assets from operations	$95,450,023

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$66,084,585	$150,161,988

Net realized gain (loss)	14,517,012	(18,100,685)

Net change in unrealized appreciation (depreciation)	14,848,426	(10,578,798)

Net increase in net assets from operations	$95,450,023	$121,482,505

Capital transactions —

Contributions	$81,953,177	$163,502,210

Withdrawals	(391,875,514)	(678,982,536)

Net decrease in net assets from capital transactions	$(309,922,337)	$(515,480,326)

Net decrease in net assets	$(214,472,314)	$(393,997,821)

Net Assets

At beginning of period	$3,165,728,962	$3,559,726,783

At end of period	$2,951,256,648	$3,165,728,962

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Consolidated Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.74	%(2)	0.66%	0.65%	0.70%	0.64%	0.64%

Net investment income	4.22	%(2)	4.53%	5.41%	4.64%	4.14%	4.54%

Portfolio Turnover	52	%(3)	81%	61%	78%	74%	65%

Total Return	3.16	%(3)	4.03%	6.56%	(2.60)%	3.93%	5.06	%(4)

Net assets, end of period (000’s omitted)	$2,951,257		$3,165,729	$3,559,727	$4,864,519	$5,484,065	$5,412,097

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.09%, 0.01%, 0.01%, 0.04%, 0.03% and 0.03% for the six months ended April 30, 2021 and the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(2)	Annualized.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Eaton Vance Global Macro Absolute Return Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.6% and 0.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2021 were $32,742,986 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

55

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

56

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes

57

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption

58

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio and Subsidiary entered into new investment advisory agreements (the “New Agreements”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreements (and the Portfolio’s and Subsidiary’s investment advisory agreements with BMR in effect prior to March 1, 2021), the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.52% from $2 billion but less than $3 billion and 0.49% on average daily net assets of $3 billion and over, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2021, the Portfolio’s investment adviser fee amounted to $8,774,231 or 0.56% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the six months ended April 30, 2021, BMR reimbursed the Portfolio $12,664 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

59

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,011,334,322	$1,215,582,573

U.S. Government and Agency Securities	—	12,069,556

	$1,011,334,322	$1,227,652,129

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,979,094,611

Gross unrealized appreciation	$102,410,011

Gross unrealized depreciation	(262,245,657)

Net unrealized depreciation	$(159,835,646)

5  Restricted Securities

At April 30, 2021, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$4,400,000	$4,264,744

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Consolidated Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

60

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $24,161,687. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $18,416,818 at April 30, 2021.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2021. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

61

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2021 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price		Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—		$521,720	$3,675,561	$4,197,281

Not applicable	735,314 *	15,489,539 *	1,038,019	*	7,397,212 *	17,959,822 *	42,619,906

Receivable for open forward foreign currency exchange contracts	—	—	—		10,189,571	—	10,189,571

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	27,490,570	392,854		—	2,678,530	30,561,954

Receivable for open non-deliverable bond forward contracts	—	—	—		—	333,139	333,139

Total Asset Derivatives	$735,314	$42,980,109	$1,430,873		$18,108,503	$24,647,052	$87,901,851

Derivatives not subject to master netting or similar agreements	$735,314	$15,489,539	$1,038,019		$7,397,212	$17,959,822	$42,619,906

Total Asset Derivatives subject to master netting or similar agreements	$—	$27,490,570	$392,854		$10,711,291	$6,687,230	$45,281,945

Written options outstanding, at value	$—	$—	$—		$(381,189)	$—	$(381,189)

Not applicable	—	(5,765,991)*	(18,430	)*	(17,677,733)*	(11,944,743)*	(35,406,897)

Payable for open forward foreign currency exchange contracts	—	—	—		(21,442,447)	—	(21,442,447)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(1,265,528)	(504,450)	—		—	—	(1,769,978)

Payable for open non-deliverable bond forward contracts	—	—	—		—	(568,073)	(568,073)

Total Liability Derivatives	$(1,265,528)	$(6,270,441)	$(18,430)		$(39,501,369)	$(12,512,816)	$(59,568,584)

Derivatives not subject to master netting or similar agreements	$—	$(5,765,991)	$(18,430)		$(17,677,733)	$(11,944,743)	$(35,406,897)

Total Liability Derivatives subject to master netting or similar agreements	$(1,265,528)	$(504,450)	$—		$(21,823,636)	$(568,073)	$(24,161,687)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

62

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$3,929,004	$(3,929,004)	$—	$—	$—	$—

Barclays Bank PLC	245,689	(245,689)	—	—	—	—

BNP Paribas	180,500	(180,500)	—	—	—	—

Citibank, N.A.	1,693,599	(1,693,599)	—	—	—	—

Deutsche Bank AG	25,701	—	—	—	25,701	—

Goldman Sachs International	29,734,951	(1,089,214)	—	(28,340,000)	305,737	28,340,000

HSBC Bank USA, N.A.	18,311	(18,311)	—	—	—	—

ICBC Standard Bank plc	62,068	(62,068)	—	—	—	—

JPMorgan Chase Bank, N.A.	623,413	(623,413)	—	—	—	—

Standard Chartered Bank	7,326,077	(7,326,077)	—	—	—	—

State Street Bank and Trust Company	917	—	—	—	917	—

The Bank of Nova Scotia	1,374,591	—	—	(1,160,000)	214,591	1,160,000

UBS AG	67,124	(67,124)	—	—	—	—

	$45,281,945	$(15,234,999)	$—	$(29,500,000)	$546,946	$29,500,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(4,358,044)	$3,929,004	$429,040	$—	$—	$—

Barclays Bank PLC	(439,780)	245,689	194,091	—	—	—

BNP Paribas	(1,034,412)	180,500	809,992	—	(43,920)	—

Citibank, N.A.	(5,109,668)	1,693,599	3,402,241	13,828	—	1,144,000

Credit Agricole Corporate and Investment Bank	(99,536)	—	98,000	—	(1,536)	—

Goldman Sachs International	(1,089,214)	1,089,214	—	—	—	—

HSBC Bank USA, N.A.	(626,840)	18,311	608,529	—	—	—

ICBC Standard Bank plc	(808,713)	62,068	746,645	—	—	—

JPMorgan Chase Bank, N.A.	(1,089,023)	623,413	211,000	—	(254,610)	—

Nomura International PLC	(251,447)	—	249,998	—	(1,449)	—

Standard Chartered Bank	(9,085,515)	7,326,077	1,759,438	—	—	—

UBS AG	(169,495)	67,124	102,371	—	—	—

	$(24,161,687)	$15,234,999	$8,611,345	$13,828	$(301,515)	$1,144,000

Total — Deposits for derivatives collateral — OTC derivatives						$30,644,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

63

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2021 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Futures contracts	$(2,536,396)	$—	$2,747,912	$—	$11,994,266	$12,205,782

Swap contracts	6,100,049	(21,341,931)	2,777,585	—	(2,739,694)	(15,203,991)

Forward commodity contracts	(3,532,864)	—	—	—	—	(3,532,864)

Forward foreign currency exchange contracts	—	—	—	(34,466,036)	—	(34,466,036)

Non-deliverable bond forward contracts	—	—	—	—	(5,368,173)	(5,368,173)

Total	$30,789	$(21,341,931)	$5,525,497	$(34,466,036)	$3,886,399	$(46,365,282)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$(1,029,402)	$(877,586)	$(1,906,988)

Written options	—	—	—	(19,808)	—	(19,808)

Futures contracts	178,269	—	1,612,923	—	2,656,545	4,447,737

Swap contracts	(3,921,756)	(3,349,217)	573,384	—	26,627,717	19,930,128

Forward commodity contracts	2,375,840	—	—	—	—	2,375,840

Forward foreign currency exchange contracts	—	—	—	(29,067,150)	—	(29,067,150)

Non-deliverable bond forward contracts	—	—	—	—	(234,934)	(234,934)

Total	$(1,367,647)	$(3,349,217)	$2,186,307	$(30,116,360)	$28,171,742	$(4,475,175)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts

$105,670,000	$316,629,000	$29,370,000	$5,793,056,000	$51,501,000

Purchased Swaptions	Purchased Call Options	Swap Contracts

$73,433,000	$619,700,000	$3,372,401,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were approximately $70,140,000 and $14,070,000, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the

64

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2021.

8  Investments in Affiliated Funds

At April 30, 2021, the value of the Portfolio’s investment in affiliated funds was $437,086,668, which represents 14.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$490,405,962	$1,277,050,639	$(1,330,369,933)	$10,925	$(10,925)	$437,086,668	$292,718	437,086,668

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Asset-Backed Securities	$—	$20,685,301		$—	$20,685,301

Collateralized Mortgage Obligations	—	14,307,517		—	14,307,517

U.S. Government Agency Mortgage-Backed Securities	—	67,974,262		—	67,974,262

U.S. Government Guaranteed Small Business Administration Loans	—	21,788,601		—	21,788,601

Convertible Bonds	—	3,412,237		—	3,412,237

Foreign Corporate Bonds	—	125,556,221		0	125,556,221

Loan Participation Notes	—	—		51,278,784	51,278,784

Senior Floating-Rate Loans	—	—		603,245	603,245

Sovereign Government Bonds	—	1,437,708,289		—	1,437,708,289

Sovereign Loans	—	68,460,210		—	68,460,210

Common Stocks	13,435,101	73,028,800	*	—	86,463,901

Reinsurance Side Cars	—	—		7,660,444	7,660,444

Rights	—	0		—	0

Short-Term Investments —

Sovereign Government Securities	—	221,379,926		—	221,379,926

Repurchase Agreements	—	30,641,170		—	30,641,170

U.S. Treasury Obligations	—	204,898,603		—	204,898,603

Other	—	437,086,668		—	437,086,668

65

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total

Purchased Currency Options	$—	$521,720	$—	$521,720

Purchased Interest Rate Swaptions	—	1,074,918	—	1,074,918

Purchased Call Options	—	2,600,643	—	2,600,643

Total Investments	$13,435,101	$2,731,125,086	$59,542,473	$2,804,102,660

Forward Foreign Currency Exchange Contracts	$—	$17,586,783	$—	$17,586,783

Non-deliverable Bond Forward Contracts	—	333,139	—	333,139

Futures Contracts	4,371,824	460,949	—	4,832,773

Swap Contracts	—	60,951,875	—	60,951,875

Total	$17,806,925	$2,810,457,832	$59,542,473	$2,887,807,230

Liability Description

Securities Sold Short	$(8,468,789)	$(39,964,953)	$—	$(48,433,742)

Written Currency Options	—	(381,189)	—	(381,189)

Forward Foreign Currency Exchange Contracts	—	(39,120,180)	—	(39,120,180)

Non-deliverable Bond Forward Contracts	—	(568,073)	—	(568,073)

Futures Contracts	(67,039)	—	—	(67,039)

Swap Contracts	—	(19,432,103)	—	(19,432,103)

Total	$(8,535,828)	$(99,466,498)	$—	$(108,002,326)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Senior Floating- Rate Loans	Investments in Reinsurance Side Cars*	Total

Balance as of October 31, 2020	$0	$36,524,211	$967,250	$—	$37,491,461

Realized gains (losses)	—	—	—	—	—

Change in net unrealized appreciation (depreciation)	—	(3,077,745)	—	(239,556)	(3,317,301)

Cost of purchases	—	18,013,705	—	7,900,000	25,913,705

Proceeds from sales, including return of capital	—	—	—	—	—

Accrued discount (premium)	—	(181,387)	(364,005)	—	(545,392)

Transfers to Level 3	—	—	—	—	—

Transfers from Level 3	—	—	—	—	—

Balance as of April 30, 2021	$0	$51,278,784	$603,245	$7,660,444	$59,542,473

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2021	$—	$(3,077,745)	$—	$(239,556)	$(3,317,301)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

66

Global Macro Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2021:

Type of Investment	Fair Value as of April 30, 2021	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*

Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

Senior Floating-Rate Loans	603,245	Estimated Recovery Value	Estimated Recovery Value Percentage	33.05%	Increase

Loan Participation Notes	51,278,784	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.98%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

67

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research to serve as investment adviser to Global Macro Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	251,872,008.938	1,166,031.146	3,458,167.475	0

Proposal 2	251,695,648.662	1,160,039.788	3,640,519.109	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Global Macro Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

98.128%	0.452%	1.419%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

68

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Global Macro Absolute Return Fund	Eaton Vance Management	None

Global Macro Portfolio	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

69

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

70

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction

71

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

72

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

73

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

74

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2021

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

75

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

76

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

77

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

78

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021